Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Breakdown of Contractual Assets and Liabilities, and Capitalized Costs
Breakdown of contractual assets and liabilities, and capitalized costs
The movement of contractual assets and capitalized costs in 2018 is as follows:

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Long-term contractual assets (Note 11)	—	68	153	(2)	(110)	(1)	108
Contractual assets	—	71	156	(2)	(110)	(1)	114
Impairment losses	—	(3)	(3)	—	—	—	(6)
Short-term contractual assets (Note 12)	—	332	761	(856)	113	(9)	341
Contractual assets	—	354	764	(857)	113	(10)	364
Impairment losses	—	(22)	(3)	1	—	1	(23)
Total	—	400	914	(858)	3	(10)	449

Once the amounts recognized as contract assets become receivables, which normally occurs when they are invoiced, they are transferred to the "Trade receivables" heading. In this regard, the balance of the contract assets account basically represents amounts not yet due.
The movement of the deferred expenses in 2018 is as follows:

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Non-current capitalized costs (Note 11)	—	172	366	(1)	(343)	(3)	191
Of obtaining a contract	—	170	349	(1)	(338)	(2)	178
Of fulfilling a contract	—	2	17	—	(5)	(1)	13
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 12)	—	540	437	(746)	342	(7)	566
Of obtaining a contract	—	522	400	(713)	337	(5)	541
Of fulfilling a contract	—	18	37	(33)	5	(2)	25
Impairment losses	—	—	—	—	—	—	—
Total	—	712	803	(747)	(1)	(10)	757

The movement of contractual liabilities of contracts with customers in 2018 is as follows:

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Long-term contractual liabilities (Note 18)	—	106	558	(295)	240	4	613
Short-term contractual liabilities (Note 19)	—	98	7,561	(7,631)	1,317	(10)	1,335
Total	—	204	8,119	(7,926)	1,557	(6)	1,948

The “transfers” column shows amounts relating to contractual liabilities reclassified from the “Deferred revenue” (see Notes 18 and 19) line item to reflect the new terminology of IFRS 15. Contract liabilities relate to unperformed performance obligations mainly referred to IRU contracts, prepaid airtime, set up fees and other prepaid services. The most significant portion of the amounts presented as non-current will be recognized as revenues within 24 months and up to 10 years.
The maturity schedule of contractual liabilities at December 31, 2018 is as follows:

Millions of euros	2019	2020	2021	Subsequent years	Total
Contractual liabilities, activation fees	158	5	3	11	177
Contractual liabilities, sales of prepay cards	552	—	—	—	552
Contractual liabilities, services	315	30	3	13	361
Contractual liabilities, sales of handsets	75	3	—	—	78
Contractual liabilities, irrevocable rights to use	26	24	24	183	257
Other contractual liabilities	209	121	115	78	523
Maturity of performance obligations	1,335	183	145	285	1,948